Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-based Compensation
Share-based compensation expense	$ 9,880,000	$ 10,551,000
Share-based compensation reclassified from liability to additional paid-in capital	12,424,000	4,563,000
Share-based compensation recorded as liability	577,000		$ 10,502,000
Unrecognized compensation cost	30,121,000
Liability
Share-based Compensation
Share-based compensation expense	2,844,000	1,303,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	7,036,000	9,248,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	6,398,000	5,700,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	3,203,000	4,614,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 279,000	$ 237,000